T. ROWE PRICE Moderate Allocation Portfolio
March 31, 2024 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.8%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 19
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 22
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 35
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 95
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 100,000 100
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.634%, 4/15/35 (1) 250,000 250
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 86
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 19
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 32
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 20,000 20
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.726%, 7/15/36 (1) 250,000 249
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 25,000 24
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 15,000 15
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 23,750 23
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 63,050 57
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 84,202 86
Shares/Par $ Value
(Cost and value in $000s)
‡
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 250,000 249
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 50,000 50
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 50
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  50,000 50
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  10,000 10
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 98
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 99
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 51,975 52
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 55,000 56
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 100,000 96
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 99
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 92
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 55
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 77,504 76
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 92,789 95
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  25,000 25
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 54,264 54

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100,000 100
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 24
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 39
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 20
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  90,000 89
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 45,231 45
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 15,000 15
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 15,000 15
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 65,000 65
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.876%, 4/25/37 (1) 250,000 249
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 31,731 31
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 31,008 30
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 94,067 88
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 20
Total Asset-Backed Securities (Cost
$3,491) 3,454
BOND MUTUAL FUNDS 13.1%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 8.49% (2)(3) 550 6
T. Rowe Price Institutional Emerging
Markets Bond Fund, 6.17% (2)(3) 1,155,629 7,754
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 8.57% (2)(3) 43,597 412
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.21% (2)(3) 1,270,369 9,884
Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price International Bond Fund - I
Class, 3.17% (2)(3) 288,995 2,052
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.15% (2)(3) 535,157 4,522
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 8.23% (2)(3) 89,588 415
Total Bond Mutual Funds (Cost $27,327) 25,045
COMMON STOCKS 52.8%
COMMUNICATION SERVICES 3.4%
Diversified Telecommunication
Services 0.3%
BT Group (GBP) (4) 71,054 99
Frontier Communications Parent (5) 982 24
KT (KRW)  3,538 99
Nippon Telegraph & Telephone (JPY)  273,800 325
547
Entertainment 0.5%
Electronic Arts  1,109 147
Liberty Media Corp-Liberty Live, Class C (5) 1,210 53
Netflix (5) 1,083 658
Sea, ADR (5) 846 45
903
Interactive Media & Services 2.1%
Alphabet, Class A (5) 1,990 300
Alphabet, Class C (5) 12,962 1,974
LY (JPY) (4) 20,900 53
Meta Platforms, Class A  3,047 1,480
NAVER (KRW)  563 78
Reddit, Class A (5) 200 10
Tencent Holdings (HKD)  1,000 39
Vimeo (5) 5,102 21
3,955
Media 0.2%
Comcast, Class A  2,100 91
CyberAgent (JPY)  10,500 78
WPP (GBP)  16,471 156
325
Wireless Telecommunication
Services 0.3%
T-Mobile U.S.  3,828 625
625
Total Communication Services 6,355
CONSUMER DISCRETIONARY 5.5%
Automobile Components 0.3%
Autoliv, SDR (SEK)  1,341 161
Denso (JPY)  10,200 194
Dowlais Group (GBP)  33,072 33
Magna International  2,530 138
Stanley Electric (JPY)  2,700 50
576
Automobiles 0.5%
Honda Motor (JPY)  5,300 66
Suzuki Motor (JPY) (4) 9,600 111

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Tesla (5) 1,844 324
Toyota Motor (JPY)  15,100 378
879
Broadline Retail 1.7%
Alibaba Group Holding, ADR  454 33
Amazon.com (5) 15,935 2,874
Etsy (5) 302 21
Kohl's  388 11
Next (GBP)  1,422 166
Ollie's Bargain Outlet Holdings (5) 487 39
Savers Value Village (5) 671 13
3,157
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (5) 590 67
Duolingo (5) 169 37
Service Corp International  1,024 76
Strategic Education  544 57
237
Hotels, Restaurants & Leisure 1.3%
Airbnb, Class A (5) 1,017 168
Amadeus IT Group (EUR)  1,944 125
BJ's Restaurants (5) 989 36
Booking Holdings  173 628
Cava Group (5) 1,300 91
Chipotle Mexican Grill (5) 80 233
Chuy's Holdings (5) 607 20
Compass Group (GBP)  8,673 254
DoorDash, Class A (5) 512 70
Dutch Bros, Class A (5) 1,187 39
Hilton Worldwide Holdings  1,228 262
Jack in the Box  149 10
McDonald's  1,072 302
Norwegian Cruise Line Holdings (5) 3,366 70
Papa John's International  756 50
Red Rock Resorts, Class A  612 37
Shake Shack, Class A (5) 323 34
Wyndham Hotels & Resorts  468 36
2,465
Household Durables 0.3%
Installed Building Products  143 37
Panasonic Holdings (JPY)  13,100 125
Persimmon (GBP)  4,907 81
Skyline Champion (5) 684 58
Sony Group (JPY)  2,200 189
490
Specialty Retail 1.0%
Advance Auto Parts  322 27
AutoZone (5) 44 139
Burlington Stores (5) 332 77
Caleres  822 34
Carvana (5) 1,243 109
Five Below (5) 137 25
Floor & Decor Holdings, Class A (5) 131 17
Home Depot  593 228
Kingfisher (GBP)  53,324 168
Monro  1,015 32
Shares/Par $ Value
(Cost and value in $000s)
‡
O'Reilly Automotive (5) 158 178
RH (5) 121 42
Ross Stores  872 128
TJX  2,668 271
Tractor Supply  1,064 278
Ulta Beauty (5) 226 118
Warby Parker, Class A (5) 1,903 26
1,897
Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont, Class A (CHF)  704 107
Kering (EUR)  274 108
Lululemon Athletica (5) 176 69
Moncler (EUR)  2,116 158
NIKE, Class B  469 44
Samsonite International (HKD) (5) 21,300 81
Skechers USA, Class A (5) 580 36
603
Total Consumer Discretionary 10,304
CONSUMER STAPLES 3.2%
Beverages 0.6%
Boston Beer, Class A (5) 165 50
Coca-Cola  8,896 544
Coca-Cola Consolidated  3 3
Diageo (GBP)  4,930 182
Heineken (EUR)  1,906 184
Keurig Dr Pepper  6,806 209
Kirin Holdings (JPY)  4,400 61
1,233
Consumer Staples Distribution &
Retail 0.6%
Dollar General  890 139
Dollar Tree (5) 111 15
Seven & i Holdings (JPY)  13,200 192
Target  1,022 181
Walmart  8,462 509
Welcia Holdings (JPY)  1,900 32
1,068
Food Products 0.7%
Barry Callebaut (CHF)  55 80
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $13 (5)(6)(7) 732 4
Mondelez International, Class A  7,095 497
Nestle (CHF)  5,569 592
Post Holdings (5) 464 49
Simply Good Foods (5) 634 21
Utz Brands  1,851 34
Wilmar International (SGD)  48,500 123
1,400
Household Products 0.6%
Colgate-Palmolive  6,362 573
Procter & Gamble  3,851 625
1,198
Personal Care Products 0.7%
BellRing Brands (5) 1,438 85
Kenvue  25,306 543

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
L'Oreal (EUR)  453 214
Unilever (GBP)  8,029 403
1,245
Total Consumer Staples 6,144
ENERGY 2.8%
Energy Equipment & Services 0.8%
ChampionX  1,765 63
Expro Group Holdings (5) 1,406 28
Halliburton  17,785 701
Liberty Energy, Class A  1,561 32
Noble  451 22
Schlumberger  11,887 652
TechnipFMC  2,509 63
Weatherford International (5) 464 54
1,615
Oil, Gas & Consumable Fuels 2.0%
Antero Resources (5) 1,489 43
Chesapeake Energy  1,972 175
Chevron  557 88
ConocoPhillips  4,342 553
Diamondback Energy  2,270 450
DT Midstream  591 36
EQT  13,755 510
Equinor (NOK)  10,001 268
Exxon Mobil  2,283 265
Kimbell Royalty Partners  1,155 18
Kinder Morgan  3,875 71
Magnolia Oil & Gas, Class A  2,136 55
Matador Resources  461 31
Phillips 66  450 74
Pioneer Natural Resources  180 47
Range Resources  10,848 374
Shell, ADR  3,392 227
SM Energy  508 25
Southwestern Energy (5) 9,655 73
TotalEnergies (EUR)  5,467 376
Viper Energy  711 27
Williams  1,886 74
3,860
Total Energy 5,475
FINANCIALS 8.8%
Banks 2.8%
ANZ Group Holdings (AUD)  5,670 109
Bank of America  17,515 664
BankUnited  495 14
Blue Foundry Bancorp (5) 655 6
BNP Paribas (EUR)  2,033 145
Cadence Bank  1,476 43
Capitol Federal Financial  3,461 21
Citigroup  3,799 240
Columbia Banking System  1,969 38
CRB Group, Acquisition Date: 4/14/22,
Cost $2 (5)(6)(7) 23 2
CrossFirst Bankshares (5) 1,443 20
DBS Group Holdings (SGD)  4,475 119
Dime Community Bancshares  909 18
Shares/Par $ Value
(Cost and value in $000s)
‡
DNB Bank (NOK)  13,368 266
Dogwood State Bank, Non-Voting Shares,
Acquisition Date: 5/6/19, Cost $3 (5)(6)(7) 307 5
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $2 (5)(6)(7) 151 3
Dogwood State Bank, Warrants, 5/6/24,
Acquisition Date: 5/6/19, Cost $— (5)(6)(7) 46 —
East West Bancorp  1,563 124
Eastern Bankshares  1,763 24
Equity Bancshares, Class A  680 23
FB Financial  964 36
First Bancshares  918 24
Five Star Bancorp  874 20
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5 (5)(6)(7) 528 2
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $— (5)(6)
(7) 104 —
HarborOne Bancorp  974 10
HDFC Bank (INR)  6,855 119
Heritage Commerce  307 3
Home BancShares  1,107 27
ING Groep (EUR)  20,339 335
Intesa Sanpaolo (EUR)  38,740 141
JPMorgan Chase  5,602 1,122
Kearny Financial  1,315 8
Live Oak Bancshares  1,060 44
Mitsubishi UFJ Financial Group (JPY)  18,400 189
National Bank of Canada (CAD)  2,935 247
Origin Bancorp  906 28
Pacific Premier Bancorp  1,008 24
Pinnacle Financial Partners  634 54
PNC Financial Services Group  485 78
Popular  358 32
Prosperity Bancshares  540 36
SouthState  700 60
Standard Chartered (GBP)  10,680 91
Sumitomo Mitsui Trust Holdings (JPY)  3,270 71
Svenska Handelsbanken, Class A (SEK)  15,742 159
Texas Capital Bancshares (5) 472 29
United Overseas Bank (SGD)  7,900 172
Veritex Holdings  951 20
Wells Fargo  3,336 193
Western Alliance Bancorp  610 39
5,297
Capital Markets 1.1%
Bridgepoint Group (GBP)  17,043 56
Brookfield (CAD)  3,419 143
Cboe Global Markets  417 77
Charles Schwab  4,238 307
CME Group  623 134
Goldman Sachs Group  1,051 439
Julius Baer Group (CHF)  2,356 137
LPL Financial Holdings  800 211
Macquarie Group (AUD)  906 118
Morgan Stanley  959 90
MSCI  39 22
Onex (CAD)  411 31

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
P10, Class A  1,755 15
S&P Global  234 99
StepStone Group, Class A  925 33
Stifel Financial  345 27
TMX Group (CAD)  1,399 37
XP, Class A  2,236 57
2,033
Consumer Finance 0.2%
American Express  1,426 324
Encore Capital Group (5) 526 24
PRA Group (5) 532 14
362
Financial Services 2.2%
Adyen (EUR) (5) 69 117
ANT Group, Acquisition Date: 8/14/23,
Cost $22 (5)(6)(7) 22,161 22
Berkshire Hathaway, Class B (5) 1,916 806
Challenger (AUD)  8,977 42
Corebridge Financial  2,815 81
Corpay (5) 315 97
Fiserv (5) 3,947 631
Global Payments  1,178 157
Mastercard, Class A  1,178 567
Mitsubishi HC Capital (JPY)  10,200 72
PennyMac Financial Services  1,012 92
Toast, Class A (5) 1,411 35
Visa, Class A  4,958 1,384
4,103
Insurance 2.5%
AIA Group (HKD)  20,000 135
Allstate  2,403 416
Assurant  405 76
AXA (EUR)  10,420 391
Axis Capital Holdings  734 48
Chubb  1,212 314
Definity Financial (CAD)  2,005 64
First American Financial  698 43
Hanover Insurance Group  417 57
Hartford Financial Services Group  419 43
Mandatum (EUR) (5) 3,936 18
Marsh & McLennan  1,555 320
MetLife  6,544 485
Muenchener Rueckversicherungs-
Gesellschaft (EUR)  849 414
Oscar Health, Class A (5) 2,198 33
Ping An Insurance Group, Class H (HKD)  7,000 30
Progressive  1,968 407
RLI  186 28
Sampo, Class A (EUR)  4,216 180
Selective Insurance Group  938 102
Storebrand (NOK)  14,124 130
Sun Life Financial (CAD)  3,284 179
Tokio Marine Holdings (JPY)  7,900 245
Travelers  1,685 388
White Mountains Insurance Group  22 39
Shares/Par $ Value
(Cost and value in $000s)
‡
Zurich Insurance Group (CHF)  433 234
4,819
Total Financials 16,614
HEALTH CARE 7.2%
Biotechnology 0.7%
AbbVie  1,190 217
Agios Pharmaceuticals (5) 444 13
Akero Therapeutics (5) 244 6
Apellis Pharmaceuticals (5) 473 28
Arcellx (5) 406 28
Argenx, ADR (5) 382 150
Arrowhead Pharmaceuticals (5) 488 14
Ascendis Pharma, ADR (5) 318 48
Biohaven (5) 291 16
Black Diamond Therapeutics (5) 1,218 6
Blueprint Medicines (5) 339 32
Bridgebio Pharma (5) 445 14
Cabaletta Bio (5) 665 11
CG oncology (5) 214 9
Crinetics Pharmaceuticals (5) 919 43
CRISPR Therapeutics (5) 185 13
Cytokinetics (5) 994 70
Genmab (DKK) (5) 268 80
HilleVax (5) 696 12
Immatics (5) 1,331 14
Immunocore Holdings, ADR (5) 186 12
Immunome (5) 502 12
Insmed (5) 1,170 32
Ionis Pharmaceuticals (5) 768 33
MacroGenics (5) 760 11
MoonLake Immunotherapeutics (5) 453 23
Prime Medicine (5) 790 6
Sana Biotechnology (5) 1,167 12
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (5)(7) 87 1
Syndax Pharmaceuticals (5) 525 13
Tango Therapeutics (5) 1,025 8
Vaxcyte (5) 666 45
Vertex Pharmaceuticals (5) 396 166
Verve Therapeutics (5) 1,025 14
Xenon Pharmaceuticals (5) 351 15
Zentalis Pharmaceuticals (5) 844 13
1,240
Health Care Equipment & Supplies 1.0%
Alcon (CHF)  1,245 103
Align Technology (5) 41 13
Elekta, Class B (SEK)  10,172 77
EssilorLuxottica (EUR)  708 160
GE Healthcare Technologies  1,917 174
Haemonetics (5) 447 38
Hologic (5) 1,007 79
Intuitive Surgical (5) 843 336
Koninklijke Philips (EUR) (5) 5,946 119
Masimo (5) 566 83
Medtronic  1,423 124
Neogen (5) 2,320 37

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (5)(6)(7) 3,864 2
Penumbra (5) 45 10
PROCEPT BioRobotics (5) 1,160 57
QuidelOrtho (5) 808 39
RxSight (5) 274 14
Siemens Healthineers (EUR) (5) 3,454 211
STERIS  677 152
Stryker  357 128
Teleflex  107 24
1,980
Health Care Providers & Services 2.1%
Alignment Healthcare (5) 3,247 16
Cencora  2,690 654
Cigna Group  512 186
Elevance Health  1,896 983
Fresenius (EUR)  3,701 100
HCA Healthcare  536 179
Humana  250 87
Molina Healthcare (5) 741 304
NeoGenomics (5) 3,237 51
Privia Health Group (5) 2,226 44
Tenet Healthcare (5) 1,593 167
U.S. Physical Therapy  323 36
UnitedHealth Group  2,557 1,265
4,072
Health Care Technology 0.0%
Certara (5) 1,513 27
Veeva Systems, Class A (5) 213 49
76
Life Sciences Tools & Services 0.9%
10X Genomics, Class A (5) 1,049 39
Agilent Technologies  1,434 209
Azenta (5) 160 10
Bruker  896 84
Danaher  1,222 305
Evotec (EUR) (5) 2,901 45
Pacific Biosciences of California (5) 4,143 16
Repligen (5) 155 28
Sotera Health (5) 1,829 22
Stevanato Group  392 13
Thermo Fisher Scientific  1,582 919
1,690
Pharmaceuticals 2.5%
Astellas Pharma (JPY)  15,600 169
AstraZeneca, ADR  10,529 713
Bayer (EUR)  2,999 92
Bristol-Myers Squibb  500 27
Elanco Animal Health (5) 2,195 36
Eli Lilly  1,381 1,074
EyePoint Pharmaceuticals (5) 387 8
GSK, ADR  1,982 85
Johnson & Johnson  2,754 436
Merck  4,314 569
Neumora Therapeutics (5) 833 12
Novartis (CHF)  3,312 321
Shares/Par $ Value
(Cost and value in $000s)
‡
Novo Nordisk, Class B (DKK)  3,126 401
Otsuka Holdings (JPY)  1,500 63
Roche Holding (CHF)  1,117 285
Sanofi (EUR)  3,407 331
Structure Therapeutics, ADR (5) 412 18
Zoetis  558 94
4,734
Total Health Care 13,792
INDUSTRIALS & BUSINESS
SERVICES 6.1%
Aerospace & Defense 0.6%
Cadre Holdings  434 16
General Dynamics  1,727 488
L3Harris Technologies  922 196
Leonardo DRS (5) 1,531 34
Melrose Industries (GBP)  22,519 191
Safran (EUR)  1,007 228
TransDigm Group  51 63
1,216
Building Products 0.1%
AAON  674 59
AZZ  1,089 84
CSW Industrials  212 50
Zurn Elkay Water Solutions  1,029 35
228
Commercial Services & Supplies 0.3%
Casella Waste Systems, Class A (5) 560 55
Cintas  64 44
Element Fleet Management (CAD)  12,227 198
Rentokil Initial (GBP)  7,668 46
Stericycle (5) 744 39
Tetra Tech  178 33
Veralto  412 37
VSE  480 38
490
Construction & Engineering 0.1%
API Group (5) 716 28
Arcosa  331 28
WillScot Mobile Mini Holdings (5) 917 43
Worley (AUD)  11,241 123
222
Electrical Equipment 0.8%
ABB (CHF)  5,967 277
AMETEK  2,393 438
Legrand (EUR)  1,838 195
Mitsubishi Electric (JPY)  13,900 231
Prysmian (EUR)  3,930 205
Rockwell Automation  705 205
Thermon Group Holdings (5) 1,209 39
1,590
Ground Transportation 0.8%
Central Japan Railway (JPY)  3,000 74
CSX  17,524 649
Landstar System  170 33
Norfolk Southern  606 154

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Old Dominion Freight Line  1,226 269
Saia (5) 167 98
Union Pacific  1,056 260
1,537
Industrial Conglomerates 1.0%
DCC (GBP)  1,568 114
General Electric  2,777 488
Honeywell International  1,605 329
Roper Technologies  266 149
Siemens (EUR)  4,088 781
1,861
Machinery 1.4%
ATS (5) 274 9
Caterpillar  25 9
Crane  284 39
Cummins  1,934 570
Deere  198 81
Dover  502 89
Enerpac Tool Group  1,137 41
Enpro  257 43
Esab  551 61
ESCO Technologies  301 32
Federal Signal  978 83
Graco  520 49
Helios Technologies  176 8
IDEX  1,263 308
Ingersoll Rand  779 74
John Bean Technologies  432 45
KION Group (EUR)  1,849 97
Mueller Water Products, Class A  2,620 42
RBC Bearings (5) 294 80
Sandvik (SEK)  6,896 153
SMC (JPY)  100 56
Spirax-Sarco Engineering (GBP)  208 27
SPX Technologies (5) 712 88
THK (JPY)  2,800 65
Toro  328 30
Westinghouse Air Brake Technologies  3,366 490
2,669
Professional Services 0.5%
ASGN (5) 194 20
Booz Allen Hamilton Holding  1,477 219
Broadridge Financial Solutions  854 175
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $4 (5)(6)(7) 594 3
Legalzoom.com (5) 1,665 22
NV5 Global (5) 213 21
Parsons (5) 983 82
Paycor HCM (5) 2,245 44
Recruit Holdings (JPY)  3,500 155
TechnoPro Holdings (JPY)  4,000 82
Teleperformance (EUR)  548 53
Verra Mobility (5) 1,740 43
919
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)  2,113 150
Shares/Par $ Value
(Cost and value in $000s)
‡
Beacon Roofing Supply (5) 652 64
Bunzl (GBP)  3,127 120
Ferguson  460 100
Mitsubishi (JPY)  6,900 159
MSC Industrial Direct, Class A  250 24
Rush Enterprises, Class A  646 35
SiteOne Landscape Supply (5) 434 76
Sumitomo (JPY)  7,200 174
Transcat (5) 78 9
911
Total Industrials & Business Services 11,643
INFORMATION TECHNOLOGY 12.0%
Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B
(SEK) (4) 23,581 127
127
Electronic Equipment, Instruments &
Components 0.9%
Amphenol, Class A  3,627 418
Cognex  409 17
CTS  753 35
Hamamatsu Photonics (JPY)  2,100 74
Insight Enterprises (5) 248 46
Keysight Technologies (5) 890 139
Largan Precision (TWD)  1,000 77
Littelfuse  135 33
Mirion Technologies (5) 5,639 64
Murata Manufacturing (JPY)  6,300 118
Napco Security Technologies  780 31
New York Community Bancorp, Acquisition
Date: 3/8/24, Cost $12 (5)(7) 301 13
Novanta (5) 246 43
Omron (JPY) (4) 1,200 43
PAR Technology (5) 1,934 88
TE Connectivity  3,081 448
Teledyne Technologies (5) 184 79
Vontier  757 34
1,800
IT Services 0.4%
Accenture, Class A  486 168
MongoDB (5) 267 96
NTT Data Group (JPY) (4) 14,700 236
ServiceTitan, Acquisition Date: 11/9/18 -
5/4/21, Cost $1 (5)(6)(7) 26 2
Shopify, Class A (5) 1,629 126
Snowflake, Class A (5) 214 34
Themis Solutions, Acquisition Date:
4/14/21, Cost $2 (5)(6)(7) 110 2
664
Semiconductors & Semiconductor
Equipment 5.1%
Advanced Micro Devices (5) 918 166
Allegro MicroSystems (5) 907 24
Analog Devices  2,052 406
Applied Materials  2,285 471
ASML Holding (EUR)  565 548

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
ASML Holding  290 281
Astera Labs (5) 71 5
Broadcom  282 374
Entegris  590 83
Intel  4,900 216
KLA  436 305
Lam Research  205 199
Lattice Semiconductor (5) 1,079 84
MACOM Technology Solutions Holdings (5) 656 63
Micron Technology  4,684 552
Monolithic Power Systems  184 125
NVIDIA  3,763 3,400
NXP Semiconductors  2,381 590
Onto Innovation (5) 531 96
Power Integrations  597 43
QUALCOMM  2,634 446
Renesas Electronics (JPY)  5,500 97
Taiwan Semiconductor Manufacturing
(TWD)  22,219 541
Taiwan Semiconductor Manufacturing, ADR  609 83
Texas Instruments  2,093 365
Tokyo Electron (JPY)  1,000 261
9,824
Software 4.0%
Adobe (5) 357 180
Agilysys (5) 300 25
Altair Engineering, Class A (5) 551 48
Amplitude, Class A (5) 2,989 33
Appfolio, Class A (5) 88 22
Atlassian, Class A (5) 302 59
BILL Holdings (5) 493 34
Braze, Class A (5) 239 11
Cadence Design Systems (5) 547 170
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (5)(6)(7) 20 21
CCC Intelligent Solutions Holdings (5) 2,185 26
Confluent, Class A (5) 897 27
Crowdstrike Holdings, Class A (5) 171 55
Datadog, Class A (5) 319 39
Descartes Systems Group (5) 795 73
DoubleVerify Holdings (5) 1,938 68
Envestnet (5) 643 37
Fortinet (5) 2,482 170
Gusto, Acquisition Date: 10/4/21,
Cost $11 (5)(6)(7) 364 6
Intapp (5) 1,294 44
Intuit  363 236
Manhattan Associates (5) 126 32
Microsoft  11,637 4,896
Model N (5) 542 15
Salesforce  326 98
SAP (EUR)  1,687 329
ServiceNow (5) 660 503
Socure, Acquisition Date: 12/22/21,
Cost $2 (5)(6)(7) 117 1
Synopsys (5) 450 257
Varonis Systems (5) 432 20
Shares/Par $ Value
(Cost and value in $000s)
‡
Workiva (5) 677 57
7,592
Technology Hardware, Storage &
Peripherals 1.5%
Apple  14,820 2,541
Samsung Electronics (KRW)  5,301 325
2,866
Total Information Technology 22,873
MATERIALS 1.9%
Chemicals 0.9%
Air Liquide (EUR)  1,068 222
Akzo Nobel (EUR)  1,570 117
Asahi Kasei (JPY)  10,600 78
BASF (EUR)  2,119 121
Covestro (EUR) (5) 2,185 120
Element Solutions  4,734 118
HB Fuller  464 37
Johnson Matthey (GBP)  3,993 90
Linde  1,210 562
Mosaic  2,123 69
Nutrien  851 46
Quaker Chemical  115 24
Sherwin-Williams  282 98
Umicore (EUR)  3,197 69
1,771
Construction Materials 0.1%
Martin Marietta Materials  385 236
236
Containers & Packaging 0.1%
Amcor, CDI (AUD)  3,916 37
International Paper  2,982 116
Sealed Air  932 35
188
Metals & Mining 0.7%
Antofagasta (GBP)  6,440 165
BHP Group (AUD)  3,372 98
BHP Group (GBP)  4,806 138
Constellium (5) 3,315 73
ERO Copper (CAD) (4)(5) 2,025 39
Franco-Nevada  683 81
Freeport-McMoRan  4,482 211
IGO (AUD)  12,220 56
Pilbara Minerals (AUD)  36,760 92
Royal Gold  283 34
South32 (AUD)  31,130 61
Southern Copper  2,421 258
Wheaton Precious Metals  2,044 96
1,402
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  8,341 116
West Fraser Timber (CAD)  412 36
152
Total Materials 3,749

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.8%
Health Care Real Estate Investment
Trusts 0.0%
Healthcare Realty Trust, REIT  1,843 26
26
Industrial Real Estate Investment
Trusts 0.1%
EastGroup Properties, REIT  487 87
Prologis, REIT  543 71
Rexford Industrial Realty, REIT  1,051 53
Terreno Realty, REIT  530 35
246
Office Real Estate Investment
Trusts 0.0%
Great Portland Estates (GBP)  9,297 46
46
Real Estate Management &
Development 0.2%
Colliers International Group  348 43
DigitalBridge Group  2,923 56
FirstService  524 87
Mitsui Fudosan (JPY)  23,100 251
437
Residential Real Estate Investment
Trusts 0.1%
Equity LifeStyle Properties, REIT  1,635 105
Flagship Communities, REIT  659 11
Independence Realty Trust, REIT  3,066 50
166
Retail Real Estate Investment
Trusts 0.1%
Scentre Group (AUD)  64,965 143
143
Specialized Real Estate Investment
Trusts 0.3%
CubeSmart, REIT  1,349 61
Public Storage, REIT  1,265 367
Weyerhaeuser, REIT  4,867 175
603
Total Real Estate 1,667
UTILITIES 1.0%
Electric Utilities 0.6%
Constellation Energy  3,764 696
IDACORP  496 46
NextEra Energy  3,599 230
OGE Energy  964 33
PNM Resources  1,193 45
Southern  316 23
Xcel Energy  2,150 115
1,188
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  10,500 31
Chesapeake Utilities  672 72
103
Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable
Electricity Producers 0.0%
Electric Power Development (JPY)  5,400 89
89
Multi-Utilities 0.3%
Ameren  2,564 190
Engie (EUR)  16,613 278
National Grid (GBP)  13,492 182
650
Water Utilities 0.0%
California Water Service Group  852 40
40
Total Utilities 2,070
Total Miscellaneous Common
Stocks  0.1% (8) 149
Total Common Stocks (Cost $55,514) 100,835
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (5)(6)(7) 1,674 2
Total Consumer Discretionary 2
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $— (5)(6)(7) 1 —
Total Consumer Staples —
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $9 (5)(6)(7) 81 6
Total Financials 6
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition
Date: 8/14/20, Cost $5 (5)(6)(7) 1,752 6
Caris Life Sciences, Series D, Acquisition
Date: 5/11/21, Cost $7 (5)(6)(7) 895 3
9
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $6 (5)(6)(7) 5,305 4
4
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (5)(6)(7) 4,107 7
7
Life Sciences Tools & Services 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5 (5)(6)(7) 413 4

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (5)(6)(7) 636 1
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (5)(6)(7) 524 32
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (5)(6)(7) 237 14
51
Total Health Care 71
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition
Date: 3/24/21, Cost $5 (5)(6)(7) 126 5
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (5)(6)(7) 1,914 9
14
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20,
Cost $5 (5)(6)(7) 445 3
Flexe, Series D, Acquisition Date: 4/7/22,
Cost $3 (5)(6)(7) 138 1
4
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (5)(6)(7) 252 1
1
Professional Services 0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (5)(6)(7) 900 4
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12 (5)(6)(7) 1,200 5
9
Total Industrials & Business Services 28
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (5)(6)(7) 303 2
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (5)(6)(7) 90 1
ServiceTitan, Series D, Acquisition Date:
11/9/18, Cost $5 (5)(6)(7) 184 13
ServiceTitan, Series F, Acquisition Date:
3/25/21, Cost $1 (5)(6)(7) 10 1
Themis Solutions, Series AA, Acquisition
Date: 4/14/21, Cost $1 (5)(6)(7) 30 1
Themis Solutions, Series AB, Acquisition
Date: 4/14/21, Cost $— (5)(6)(7) 10 —
Themis Solutions, Series B, Acquisition
Date: 4/14/21, Cost $— (5)(6)(7) 10 —
Themis Solutions, Series E, Acquisition
Date: 4/14/21, Cost $7 (5)(6)(7) 320 6
24
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (5)(6)(7) 192 14
Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (5)(6)(7) 411 30
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4 (5)(6)(7) 51 4
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (5)(6)(7) 504 8
Nuro, Series C, Acquisition Date: 10/30/20 -
3/2/21, Cost $12 (5)(6)(7) 921 4
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5 (5)(6)(7) 242 1
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5 (5)(6)(7) 1,032 5
Seismic Software, Series E, Acquisition
Date: 12/13/18, Cost $7 (5)(6)(7) 1,115 8
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1 (5)(6)(7) 85 —
Socure, Series A, Acquisition Date:
12/22/21, Cost $2 (5)(6)(7) 142 1
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2 (5)(6)(7) 117 1
Socure, Series B, Acquisition Date:
12/22/21, Cost $— (5)(6)(7) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $4 (5)(6)(7) 270 2
78
Total Information Technology 102
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (5)(6)(7) 135 6
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (5)(6)(7) 228 5
11
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date:
1/10/22, Cost $6 (5)(6)(7) 201 15
15
Total Materials 26
Total Convertible Preferred Stocks (Cost
$261) 235
CORPORATE BONDS 5.9%
AbbVie, 4.05%, 11/21/39  25,000 22
AbbVie, 4.50%, 5/14/35  53,000 51
AbbVie, 4.70%, 5/14/45  55,000 51
AbbVie, 4.875%, 11/14/48  88,000 84
AbbVie, 5.05%, 3/15/34  60,000 61
AbbVie, 5.35%, 3/15/44  10,000 10
AbbVie, 5.40%, 3/15/54  50,000 51
AerCap Ireland Capital, 3.00%, 10/29/28  160,000 144
AES, 5.45%, 6/1/28  17,000 17
AGCO, 5.80%, 3/21/34  10,000 10
Alexandria Real Estate Equities, 5.25%,
5/15/36  5,000 5
American Electric Power, 5.20%, 1/15/29  30,000 30
American Honda Finance, 5.65%, 11/15/28  35,000 36

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
American Tower, 5.20%, 2/15/29  15,000 15
American Tower, 5.25%, 7/15/28  15,000 15
American Tower, 5.45%, 2/15/34  45,000 45
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  65,000 68
Aon, 2.80%, 5/15/30  15,000 13
AT&T, 3.50%, 9/15/53  27,000 19
Athene Global Funding, 5.684%,
2/23/26 (1) 55,000 55
Autostrade per l'Italia, 2.00%, 1/15/30
(EUR)  115,000 112
Baltimore Gas & Electric, 5.40%, 6/1/53  20,000 20
Bank of America, VR, 1.898%, 7/23/31 (9) 220,000 181
Bank of America, VR, 1.922%, 10/24/31 (9) 40,000 33
Bank of America, VR, 4.271%, 7/23/29 (9) 65,000 63
Bank of America, VR, 5.819%, 9/15/29 (9) 59,000 60
Bank of New York Mellon, VR, 5.188%,
3/14/35 (9) 40,000 40
Bank of New York Mellon, VR, 6.317%,
10/25/29 (9) 40,000 42
Bank of New York Mellon, VR, 6.474%,
10/25/34 (9) 45,000 49
Barclays, VR, 5.501%, 8/9/28 (9) 200,000 199
BAT Capital, 2.259%, 3/25/28  15,000 13
BAT Capital, 6.00%, 2/20/34  25,000 25
BAT Capital, 6.343%, 8/2/30  10,000 10
BAT Capital, 7.079%, 8/2/43  20,000 21
BAT Capital, 7.081%, 8/2/53  35,000 38
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 200,000 201
Becton Dickinson & Company, 2.823%,
5/20/30  25,000 22
Becton Dickinson & Company, 3.70%,
6/6/27  33,000 32
BNP Paribas, VR, 5.738%, 2/20/35 (1)(9) 200,000 201
Boardwalk Pipelines, 3.40%, 2/15/31  28,000 25
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 10
Boeing, 3.25%, 2/1/28  15,000 14
Boeing, 5.04%, 5/1/27  55,000 54
Booz Allen Hamilton, 5.95%, 8/4/33  15,000 16
Boston Gas, 6.119%, 7/20/53 (1) 15,000 15
Bristol-Myers Squibb, 5.10%, 2/22/31  20,000 20
Bristol-Myers Squibb, 5.20%, 2/22/34  45,000 46
Bristol-Myers Squibb, 5.55%, 2/22/54  20,000 21
Bristol-Myers Squibb, 5.65%, 2/22/64  25,000 26
Bristol-Myers Squibb, 6.25%, 11/15/53  30,000 34
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 34
Brixmor Operating Partnership, 4.05%,
7/1/30  8,000 7
Brixmor Operating Partnership, 4.125%,
5/15/29  33,000 31
Broadcom, 2.60%, 2/15/33 (1) 35,000 28
Broadcom, 3.419%, 4/15/33 (1) 91,000 78
Broadcom, 3.875%, 1/15/27  10,000 10
CaixaBank, VR, 6.84%, 9/13/34 (1)(9) 200,000 213
Capital One Financial, 3.65%, 5/11/27  65,000 62
Capital One Financial, 3.75%, 3/9/27  60,000 58
Capital One Financial, VR, 2.359%,
7/29/32 (9) 18,000 14
Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, VR, 3.273%,
3/1/30 (9) 25,000 22
Capital One Financial, VR, 5.247%,
7/26/30 (9) 15,000 15
Capital One Financial, VR, 5.468%,
2/1/29 (9) 75,000 75
Capital One Financial, VR, 5.70%,
2/1/30 (9) 20,000 20
Capital One Financial, VR, 6.051%,
2/1/35 (9) 25,000 25
Capital One Financial, VR, 7.624%,
10/30/31 (9) 5,000 5
Carrier Global, 2.493%, 2/15/27  10,000 9
Carrier Global, 5.80%, 11/30/25  10,000 10
Carvana, 12.00%, 12/1/28, (12.00% PIK) (1)
(10) 11,601 11
Carvana, 13.00%, 6/1/30, (13.00% PIK) (1)
(10) 18,007 18
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)
(10) 21,276 21
Celanese U.S. Holdings, 6.05%, 3/15/25  7,000 7
Celanese U.S. Holdings, 6.165%, 7/15/27  10,000 10
Centene, 2.50%, 3/1/31  60,000 49
Centene, 2.625%, 8/1/31  110,000 90
Centene, 4.25%, 12/15/27  10,000 10
Centene, 4.625%, 12/15/29  53,000 50
Charter Communications Operating, 3.75%,
2/15/28  25,000 23
Charter Communications Operating,
6.484%, 10/23/45  12,000 11
Charter Communications Operating, 6.65%,
2/1/34  55,000 56
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  30,000 30
Cheniere Energy, 4.625%, 10/15/28  20,000 19
Cheniere Energy, 5.65%, 4/15/34 (1) 40,000 40
Citigroup, 4.45%, 9/29/27  10,000 10
Citigroup, VR, 3.07%, 2/24/28 (9) 50,000 47
Citigroup, VR, 3.106%, 4/8/26 (9) 22,000 21
Citigroup, VR, 4.658%, 5/24/28 (9) 10,000 10
Citigroup, VR, 5.61%, 9/29/26 (9) 55,000 55
Citigroup, VR, 5.827%, 2/13/35 (9) 145,000 143
CNO Financial Group, 5.25%, 5/30/25  15,000 15
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 40,000 40
Comcast, 3.90%, 3/1/38  60,000 52
Continental Resources, 4.375%, 1/15/28  10,000 10
Corebridge Financial, 3.65%, 4/5/27  10,000 10
Corebridge Financial, 3.85%, 4/5/29  10,000 9
Corebridge Financial, 3.90%, 4/5/32  45,000 40
Corebridge Global Funding, 5.20%,
1/12/29 (1) 10,000 10
Crown Castle, 2.25%, 1/15/31  35,000 29
Crown Castle, 4.80%, 9/1/28  10,000 10
Crown Castle, 5.60%, 6/1/29  35,000 35
Crown Castle, 5.80%, 3/1/34  25,000 26
Crown Castle Towers, 3.663%, 5/15/25 (1) 85,000 83
CVS Health, 5.05%, 3/25/48  84,000 76
CVS Health, 5.625%, 2/21/53  45,000 44

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CVS Health, 5.875%, 6/1/53  25,000 25
Daimler Truck Finance North America,
5.00%, 1/15/27 (1) 150,000 149
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 200,000 201
Diamondback Energy, 6.25%, 3/15/53  25,000 27
Dollar General, 3.875%, 4/15/27  15,000 14
Dollar General, 5.45%, 7/5/33  40,000 40
DTE Energy, 4.875%, 6/1/28  10,000 10
DTE Energy, 5.10%, 3/1/29  60,000 60
Duke Energy, 5.00%, 8/15/52  55,000 50
Duke Energy, 6.10%, 9/15/53  55,000 58
Edison International, 6.95%, 11/15/29  5,000 5
Elevance Health, 5.125%, 2/15/53  20,000 19
Enbridge, 6.20%, 11/15/30  15,000 16
Enbridge, 6.70%, 11/15/53  20,000 22
Energy Transfer, 2.90%, 5/15/25  60,000 58
Energy Transfer, 5.55%, 5/15/34  25,000 25
Energy Transfer, 5.95%, 5/15/54  15,000 15
Energy Transfer, 6.40%, 12/1/30  30,000 32
Energy Transfer, 6.55%, 12/1/33  10,000 11
Equitable Holdings, 4.35%, 4/20/28  111,000 108
Exelon, 5.15%, 3/15/28  10,000 10
Exelon, 5.45%, 3/15/34  20,000 20
Exelon, 5.60%, 3/15/53  70,000 70
Fifth Third Bancorp, 2.375%, 1/28/25  10,000 10
Fifth Third Bancorp, 2.55%, 5/5/27  5,000 5
Fifth Third Bancorp, 3.95%, 3/14/28  12,000 11
Fifth Third Bancorp, VR, 5.631%,
1/29/32 (9) 15,000 15
Fifth Third Bancorp, VR, 6.339%,
7/27/29 (9) 35,000 36
Fiserv, 4.20%, 10/1/28  10,000 10
Ford Motor, 9.625%, 4/22/30  5,000 6
Ford Motor Credit, 5.80%, 3/5/27  200,000 201
Freeport-McMoRan, 4.375%, 8/1/28  24,000 23
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
General Motors Financial, 4.00%, 10/6/26  10,000 10
General Motors Financial, 5.40%, 5/8/27  35,000 35
General Motors Financial, 5.80%, 6/23/28  20,000 20
Georgia Power, 4.95%, 5/17/33  45,000 44
Georgia Power, 5.25%, 3/15/34  25,000 25
GLP Capital, 3.35%, 9/1/24  10,000 10
Goldman Sachs Group, VR, 1.542%,
9/10/27 (9) 50,000 46
Goldman Sachs Group, VR, 3.691%,
6/5/28 (9) 15,000 14
Goldman Sachs Group, VR, 4.482%,
8/23/28 (9) 20,000 20
Goldman Sachs Group, VR, 6.561%,
10/24/34 (9) 55,000 60
HCA, 2.375%, 7/15/31  20,000 16
HCA, 3.125%, 3/15/27  20,000 19
HCA, 3.375%, 3/15/29  5,000 5
HCA, 3.50%, 9/1/30  35,000 32
HCA, 4.50%, 2/15/27  10,000 10
HCA, 5.375%, 9/1/26  11,000 11
HCA, 5.875%, 2/15/26  18,000 18
Healthcare Realty Holdings, 2.05%, 3/15/31  15,000 12
Shares/Par $ Value
(Cost and value in $000s)
‡
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 55
Humana, 4.875%, 4/1/30  42,000 41
Humana, 5.375%, 4/15/31  35,000 35
Humana, 5.75%, 4/15/54  15,000 15
Humana, 5.95%, 3/15/34  25,000 26
Hyundai Capital America, 5.25%, 1/8/27 (1) 10,000 10
Hyundai Capital America, 5.40%, 1/8/31 (1) 10,000 10
Hyundai Capital America, 5.50%,
3/30/26 (1) 10,000 10
Hyundai Capital America, 6.50%,
1/16/29 (1) 20,000 21
Indiana Michigan Power, 5.625%, 4/1/53  5,000 5
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 15,000 15
Intercontinental Exchange, 4.35%, 6/15/29  40,000 39
Interpublic Group, 4.65%, 10/1/28  20,000 20
Invitation Homes Operating Partnership,
5.45%, 8/15/30  21,000 21
IPALCO Enterprises, 5.75%, 4/1/34 (1) 25,000 25
IQVIA, 6.25%, 2/1/29  35,000 36
JPMorgan Chase, VR, 2.182%, 6/1/28 (9) 60,000 55
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 10,000 9
JPMorgan Chase, VR, 2.739%, 10/15/30 (9) 23,000 20
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 79,000 69
JPMorgan Chase, VR, 3.54%, 5/1/28 (9) 25,000 24
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 25,000 25
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 25,000 25
Kilroy Realty, 4.375%, 10/1/25  13,000 13
L3Harris Technologies, 5.05%, 6/1/29  25,000 25
Las Vegas Sands, 3.50%, 8/18/26  25,000 24
Lowe's, 4.25%, 4/1/52  11,000 9
Lowe's, 5.625%, 4/15/53  15,000 15
Lowe's, 5.75%, 7/1/53  15,000 15
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 169
Marriott International, 5.00%, 10/15/27  28,000 28
Mars, 4.75%, 4/20/33 (1) 45,000 44
Marsh & McLennan, 2.25%, 11/15/30  15,000 13
Marsh & McLennan, 5.70%, 9/15/53  50,000 52
Mattel, 5.875%, 12/15/27 (1) 40,000 40
Meta Platforms, 5.60%, 5/15/53  65,000 69
Micron Technology, 4.185%, 2/15/27  10,000 10
Micron Technology, 5.30%, 1/15/31  11,000 11
Micron Technology, 5.327%, 2/6/29  22,000 22
Micron Technology, 6.75%, 11/1/29  25,000 27
MidAmerican Energy, 5.85%, 9/15/54  20,000 21
Morgan Stanley, VR, 2.699%, 1/22/31 (9) 10,000 9
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 95,000 94
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 40,000 40
Motorola Solutions, 5.00%, 4/15/29  15,000 15
Motorola Solutions, 5.40%, 4/15/34  20,000 20
MPLX, 4.125%, 3/1/27  10,000 10
Mylan, 4.55%, 4/15/28  10,000 10
NextEra Energy Capital Holdings, 2.44%,
1/15/32  35,000 29
NextEra Energy Capital Holdings, 5.25%,
2/28/53  15,000 14
NextEra Energy Capital Holdings, 5.749%,
9/1/25  25,000 25

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 25
NiSource, 3.49%, 5/15/27  15,000 14
NiSource, 5.25%, 3/30/28  10,000 10
Nissan Motor Acceptance, 1.85%,
9/16/26 (1) 15,000 14
NRG Energy, 4.45%, 6/15/29 (1) 15,000 14
Occidental Petroleum, 6.125%, 1/1/31  48,000 50
Occidental Petroleum, 6.375%, 9/1/28  10,000 10
Occidental Petroleum, 6.625%, 9/1/30  5,000 5
Occidental Petroleum, 7.50%, 5/1/31  45,000 50
Occidental Petroleum, 8.875%, 7/15/30  90,000 105
ONEOK, 5.65%, 11/1/28  10,000 10
ONEOK, 5.80%, 11/1/30  25,000 26
ONEOK, 6.05%, 9/1/33  30,000 31
Oracle, 4.90%, 2/6/33  40,000 39
Ovintiv, 5.65%, 5/15/28  25,000 25
Pacific Gas & Electric, 2.10%, 8/1/27  14,000 13
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 33
Pacific Gas & Electric, 4.55%, 7/1/30  55,000 52
Pacific Gas & Electric, 5.80%, 5/15/34  30,000 30
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 10
Pacific Gas & Electric, 6.70%, 4/1/53  10,000 11
Pacific Gas & Electric, 6.75%, 1/15/53  35,000 38
Pacific Gas & Electric, 6.95%, 3/15/34  20,000 22
PacifiCorp, 5.30%, 2/15/31  35,000 35
Pfizer Investment Enterprises, 4.75%,
5/19/33  30,000 30
Pfizer Investment Enterprises, 5.30%,
5/19/53  30,000 30
Pfizer Investment Enterprises, 5.34%,
5/19/63  40,000 39
Philip Morris International, 5.125%, 2/15/30  25,000 25
PNC Financial Services Group, VR, 5.30%,
1/21/28 (9) 10,000 10
PNC Financial Services Group, VR, 6.615%,
10/20/27 (9) 10,000 10
Public Service Enterprise Group, 5.875%,
10/15/28  10,000 10
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 205
Revvity, 1.90%, 9/15/28  35,000 31
Revvity, 2.25%, 9/15/31  15,000 12
Revvity, 3.30%, 9/15/29  24,000 22
Rogers Communications, 3.20%, 3/15/27  24,000 23
Rogers Communications, 3.80%, 3/15/32  25,000 22
Rogers Communications, 4.35%, 5/1/49  5,000 4
Rogers Communications, 4.55%, 3/15/52  129,000 108
Rogers Communications, 5.00%, 2/15/29  60,000 59
Rogers Communications, 5.30%, 2/15/34  55,000 54
Ross Stores, 1.875%, 4/15/31  45,000 37
Sabine Pass Liquefaction, 4.20%, 3/15/28  15,000 14
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 116
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 45
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 32
Sempra, 3.40%, 2/1/28  10,000 10
Sempra, 3.70%, 4/1/29  15,000 14
Societe Generale, VR, 5.519%, 1/19/28 (1)
(9) 200,000 198
Solventum, 5.40%, 3/1/29 (1) 40,000 40
Shares/Par $ Value
(Cost and value in $000s)
‡
Solventum, 5.60%, 3/23/34 (1) 100,000 100
Solventum, 5.90%, 4/30/54 (1) 45,000 45
Solventum, 6.00%, 5/15/64 (1) 45,000 44
Southern, 5.20%, 6/15/33  60,000 60
Southern, 5.70%, 3/15/34  50,000 51
Southern California Edison, 5.70%, 3/1/53  20,000 20
Southern California Edison, Series D,
4.70%, 6/1/27  30,000 30
Sprint Capital, 6.875%, 11/15/28  45,000 48
Sprint Capital, 8.75%, 3/15/32  35,000 43
Stanley Black & Decker, 2.75%, 11/15/50  19,000 11
Sutter Health, 5.164%, 8/15/33  15,000 15
T-Mobile USA, 5.75%, 1/15/54  85,000 88
T-Mobile USA, 6.00%, 6/15/54  15,000 16
Targa Resources, 6.15%, 3/1/29  16,000 17
Targa Resources Partners, 5.00%, 1/15/28  10,000 10
Targa Resources Partners, 5.50%, 3/1/30  57,000 57
Targa Resources Partners, 6.875%, 1/15/29  10,000 10
Thermo Fisher Scientific, 5.20%, 1/31/34  20,000 20
Toronto-Dominion Bank, 5.523%, 7/17/28  10,000 10
U.S. Bancorp, VR, 5.384%, 1/23/30 (9) 25,000 25
U.S. Bancorp, VR, 5.678%, 1/23/35 (9) 30,000 30
UnitedHealth Group, 4.50%, 4/15/33  40,000 39
UnitedHealth Group, 4.90%, 4/15/31  70,000 70
UnitedHealth Group, 5.00%, 4/15/34  60,000 60
UnitedHealth Group, 5.05%, 4/15/53  36,000 35
UnitedHealth Group, 5.875%, 2/15/53  32,000 35
VF, 2.95%, 4/23/30  27,000 22
Vistra Operations, 5.125%, 5/13/25 (1) 18,000 18
Vistra Operations, 6.95%, 10/15/33 (1) 15,000 16
Volkswagen Group of America Finance,
5.60%, 3/22/34 (1) 200,000 202
Walt Disney, 3.60%, 1/13/51  25,000 19
Warnermedia Holdings, 3.755%, 3/15/27  55,000 52
Wells Fargo, VR, 2.393%, 6/2/28 (9) 115,000 105
Wells Fargo, VR, 2.572%, 2/11/31 (9) 214,000 184
Wells Fargo, VR, 5.198%, 1/23/30 (9) 50,000 50
Western Midstream Operating, 4.50%,
3/1/28  10,000 10
Western Midstream Operating, 6.35%,
1/15/29  10,000 10
Westlake, 1.625%, 7/17/29 (EUR)  100,000 97
Williams, 3.75%, 6/15/27  10,000 10
Xcel Energy, 3.40%, 6/1/30  45,000 40
Total Corporate Bonds (Cost $11,588) 11,335
EQUITY MUTUAL FUNDS 7.9%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 238,503 7,599
T. Rowe Price Real Assets Fund - I Class (2) 511,888 7,391
Total Equity Mutual Funds (Cost $12,634) 14,990
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27  105,000 99

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Republic of Bulgaria, 4.375%, 5/13/31
(EUR)  31,000 35
Republic of Bulgaria, 4.875%, 5/13/36
(EUR)  34,000 40
Republic of Chile, 3.625%, 8/1/27  200,000 190
Republic of Romania, 5.875%, 1/30/29 (1) 50,000 50
Total Foreign Government Obligations &
Municipalities (Cost $406) 414
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.6%
BBCMS Mortgage Trust, Series 2019-BWAY,
Class D, ARM, 1M TSFR + 2.274%, 7.599%,
11/15/34 (1) 25,000 4
BINOM Securitization Trust, Series 2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56 (1) 63,176 54
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B, ARM, 1M
TSFR + 3.141%, 8.466%, 6/15/27 (1) 100,000 100
CIM Trust, Series 2021-INV1, Class A29,
CMO, ARM, 2.50%, 7/1/51 (1) 80,558 64
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/10/49  26,073 25
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO, ARM,
SOFR30A + 1.114%, 6.435%, 2/25/30  4,616 5
Finance of America HECM Buyout,
Series 2022-HB2, Class A1A, ARM, 4.00%,
8/1/32 (1) 40,811 40
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 5,563 5
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 4,256 4
Great Wolf Trust, Series 2019-WOLF, Class
A, ARM, 1M TSFR + 1.348%, 6.673%,
12/15/36 (1) 30,301 30
Great Wolf Trust, Series 2019-WOLF, Class
B, ARM, 1M TSFR + 1.648%, 6.973%,
12/15/36 (1) 11,515 12
Great Wolf Trust, Series 2019-WOLF, Class
C, ARM, 1M TSFR + 1.947%, 7.272%,
12/15/36 (1) 26,868 27
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO, ARM,
2.50%, 11/25/51 (1) 79,186 63
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 19
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.572%, 12/25/50 (1) 22,933 20
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A11, CMO, ARM, 1M TSFR +
0.944%, 6.00%, 8/25/50 (1) 5,739 5
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 7,652 7
Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 650 1
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 1,301 1
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.238%,
6/25/50 (1) 27,792 23
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 88,574 87
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 81,322 64
OBX Trust, Series 2020-EXP1, Class 1A8,
CMO, ARM, 3.50%, 2/25/60 (1) 26,103 23
SCG Mortgage Trust, Series 2023-NASH,
Class A, ARM, 1M TSFR + 2.391%, 7.716%,
12/15/40 (1) 55,000 55
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.436%, 4/25/43  17,609 16
Sequoia Mortgage Trust, Series 2017-CH2,
Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 5,711 5
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 1,042 1
Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class M2, CMO, ARM,
SOFR30A + 2.30%, 7.62%, 8/25/33 (1) 21,175 22
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 6.444%, 10/25/59 (1) 24,488 25
Vista Point Securitization Trust, Series 2020-
2, Class A1, CMO, ARM, 1.475%,
4/25/65 (1) 20,014 18
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 6.134%,
3/15/40 (1) 100,000 101
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class B, 4.025%, 9/15/50  125,000 115
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,150) 1,041
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  1,378 137
Total Consumer Discretionary 137
Total Preferred Stocks (Cost $117) 137
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.8%
U.S. Government Agency
Obligations 4.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  10,894 10
3.00%, 12/1/42 - 4/1/43  57,696 52

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 8/1/42 - 3/1/44  80,495 74
4.00%, 8/1/40 - 8/1/45  38,210 37
4.50%, 6/1/39 - 5/1/42  37,895 37
5.00%, 7/1/25 - 8/1/40  12,503 12
6.00%, 10/1/32 - 8/1/38  3,162 2
7.00%, 6/1/32  504 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  1,272 1
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  1,222 1
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  33,324 29
2.00%, 8/1/36 - 5/1/52  625,371 502
2.50%, 3/1/42 - 5/1/52  629,176 524
3.00%, 5/1/42 - 6/1/52  275,419 240
3.50%, 6/1/47 - 10/1/51  131,439 120
4.00%, 8/1/37 - 2/1/50  78,917 76
4.50%, 5/1/50 - 11/1/52  128,475 123
5.00%, 10/1/52 - 5/1/53  44,956 44
5.50%, 8/1/53 - 2/1/54  117,935 117
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  8,502 8
3.50%, 6/1/42 - 1/1/44  80,797 73
4.00%, 11/1/40  16,292 16
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.87%, 6.12%, 8/1/36  1,311 1
Federal National Mortgage Assn., CMO, IO,
6.50%, 2/25/32  326 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  167,097 143
2.00%, 5/1/36 - 4/1/52  2,354,352 1,916
2.50%, 1/1/32 - 9/1/52  1,359,017 1,151
3.00%, 6/1/27 - 4/1/52  800,099 708
3.50%, 11/1/32 - 1/1/52  336,397 309
4.00%, 7/1/35 - 11/1/52  416,909 391
4.50%, 7/1/39 - 10/1/52  278,581 270
5.00%, 3/1/34 - 9/1/53  204,938 204
5.50%, 12/1/34 - 2/1/54  287,905 290
6.00%, 4/1/33 - 1/1/54  400,851 407
6.50%, 7/1/32 - 11/1/53  85,749 88
7.00%, 4/1/32  153 —
UMBS, TBA (11)
2.50%, 4/1/54  75,000 62
3.50%, 4/1/54  155,000 139
5.00%, 4/1/54  135,000 132
5.50%, 4/1/54  45,000 45
6.50%, 4/1/54  80,000 82
8,436
U.S. Government Obligations 1.4%
Government National Mortgage Assn.
1.50%, 5/20/37  43,742 38
2.00%, 1/20/51 - 3/20/52  541,666 443
2.50%, 8/20/50 - 4/20/52  533,127 454
3.00%, 7/15/43 - 6/20/52  494,962 434
3.50%, 12/20/42 - 7/20/52  313,495 290
4.00%, 7/20/42 - 10/20/52  288,495 272
4.50%, 10/20/39 - 4/20/53  204,515 199
5.00%, 3/20/34 - 6/20/49  81,502 82
5.50%, 10/20/32 - 3/20/49  45,059 46
Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 4/15/36 - 12/20/38  6,815 7
6.50%, 3/15/26 - 4/15/26  1,127 1
7.00%, 9/20/27  654 1
8.00%, 4/15/26  45 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  4,598 4
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
TBA (11)
2.50%, 4/20/54  130,000 111
5.00%, 4/20/54  80,000 79
5.50%, 4/20/54  25,000 25
6.00%, 4/20/54  65,000 66
6.50%, 4/20/54  55,000 56
2,629
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$11,839) 11,065
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.4%
U.S. Treasury Obligations 6.4%
U.S. Treasury Bonds, 3.375%, 8/15/42  1,000,000 864
U.S. Treasury Bonds, 3.625%, 2/15/53  690,000 606
U.S. Treasury Bonds, 3.625%, 5/15/53  55,800 49
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 337
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 669
U.S. Treasury Bonds, 4.125%, 8/15/53  635,000 610
U.S. Treasury Bonds, 4.25%, 2/15/54  175,000 172
U.S. Treasury Bonds, 4.375%, 8/15/43  170,000 168
U.S. Treasury Bonds, 4.75%, 11/15/53  385,000 411
U.S. Treasury Inflation-Indexed Notes,
1.375%, 7/15/33  1,570,268 1,508
U.S. Treasury Inflation-Indexed Notes,
1.75%, 1/15/34  592,974 586
U.S. Treasury Notes, 0.625%, 12/31/27  265,000 231
U.S. Treasury Notes, 0.625%, 8/15/30  115,000 92
U.S. Treasury Notes, 0.75%, 8/31/26  400,000 366
U.S. Treasury Notes, 1.50%, 1/31/27  640,000 590
U.S. Treasury Notes, 3.25%, 6/30/27  275,000 266
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 108
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 497
U.S. Treasury Notes, 4.125%, 9/30/27  830,000 824
U.S. Treasury Notes, 4.25%, 2/28/29  95,000 95
U.S. Treasury Notes, 4.50%, 7/15/26  375,000 374
U.S. Treasury Notes, 4.625%, 9/15/26  1,658,900 1,663
U.S. Treasury Notes, 4.625%, 10/15/26 (12) 1,090,000 1,093
U.S. Treasury Notes, 4.625%, 9/30/30  110,000 112
12,291
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $12,496) 12,291

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 5.6%
Money Market Funds 5.6%
T. Rowe Price Treasury Reserve Fund,
5.37% (2)(13) 10,661,364 10,661
Total Short-Term Investments (Cost
$10,661) 10,661
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund,
5.39% (2)(13) 578,422 578
Total Investments in a Pooled Account
through Securities Lending Program with
JPMorgan Chase Bank 578
Total Securities Lending Collateral (Cost
$578) 578
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options
Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes
Futures, Put, 4/26/24 @
$110.50 (5) 19 2,105 10
Total Exchange-Traded Options Purchased
(Cost $16) 10
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap,
8/12/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.34% (SOFR)
Annually,
8/8/24 @
3.80%* (5) 1 281 5
(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap,
8/13/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.34% (SOFR)
Annually,
8/9/24 @
3.80%* (5) 1 495 10
Goldman Sachs
30 Year Interest
Rate Swap,
8/13/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.34% (SOFR)
Annually,
8/9/24 @
3.80%* (5) 1 248 5
Morgan Stanley
30 Year Interest
Rate Swap,
8/12/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.34% (SOFR)
Annually,
8/8/24 @
3.80%* (5) 1 247 5
Morgan Stanley
30 Year Interest
Rate Swap,
8/13/54 Pay
Fixed 3.80%
Annually,
Receive
Variable
5.34% (SOFR)
Annually,
8/9/24 @
3.80%* (5) 1 495 10
Total OTC Options Purchased (Cost $56) 35
Total Options Purchased (Cost $72) 45
Total Investments in Securities 100.6%
(Cost $148,134) $ 192,126
Other Assets Less Liabilities (0.6)% (1,190)
Net Assets 100.0% $ 190,936

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,560 and represents
3.4% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) All or a portion of this security is on loan at March 31, 2024.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented alo ng with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $324 and represents 0.2% of net assets.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $797 and represents 0.4% of net assets.
(12) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Moderate Allocation Portfolio

.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 2,255 (12)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 2,053 (10)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 3,995 (21)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 1,967 (10)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 3,995 (21)
Total Options Written (Premiums $(53)) $ (74)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S15, 40 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 11/18/64 644 6 16 (10)
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S16, 40 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 4/17/65 42 1 2 (1)
Total Bilateral Credit Default Swaps, Protection Bought 18 (11)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps 18 (11)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Freeport-McMoRan, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/28 100 — — —
Protection Sold (Relevant Credit: Markit CDX.EM-S40, 5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/28 287 5 4 1
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S41, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/28 * 278 21 — 21
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S41, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/28 * 2,308 53 43 10
Protection Sold (Relevant Credit: United Mexican States, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/28 * 558 4 — 4
Total Centrally Cleared Credit Default Swaps, Protection Sold 36
Total Centrally Cleared Swaps 36
Net payments (receipts) of variation margin to date (36)
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of March 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $(1).

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 5/24/24 USD 118 EUR 109 $ —
JPMorgan Chase 5/24/24 USD 112 EUR 104 1
State Street 5/24/24 USD 166 EUR 153 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 74 U.S. Treasury Notes five year contracts 6/24 7,919 $ 7
Short, 28 U.S. Treasury Notes two year contracts 6/24 (5,726) 6
Long, 2 Ultra U.S. Treasury Bonds contracts 6/24 258 4
Short, 15 Ultra U.S. Treasury Notes ten year contracts 6/24 (1,719) (3)
Net payments (receipts) of variation margin to date (16)
Variation margin receivable (payable) on open futures contracts $ (2)

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 8.49%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.17%  — 24 108
T. Rowe Price Institutional Emerging Markets Equity Fund  — (36) —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.57%  — — 9
T. Rowe Price Institutional High Yield Fund - Institutional Class, 7.21%  — (75) 161
T. Rowe Price International Bond Fund - I Class, 3.17%  — (86) 14
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.15%  — (10) 31
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 8.23%  — 2 1
T. Rowe Price Real Assets Fund - I Class  — 215 —
T. Rowe Price Government Reserve Fund, 5.39% — — —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 133
Totals $ —# $ 34 $ 457+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Inflation Protected Bond Fund - I Class, 8.49%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.17%  7,624 106 — 7,754
T. Rowe Price Institutional Emerging Markets Equity Fund  7,635 — — 7,599
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.57%  403 9 — 412
T. Rowe Price Institutional High Yield Fund - Institutional Class, 7.21%  9,800 159 — 9,884
T. Rowe Price International Bond Fund - I Class, 3.17%  2,124 14 — 2,052
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.15%  4,326 206 — 4,522
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 8.23%  7 406 — 415
T. Rowe Price Real Assets Fund - I Class  7,016 160 — 7,391
T. Rowe Price Government Reserve Fund, 5.39% 238  ¤  ¤ 578
T. Rowe Price Treasury Reserve Fund, 5.37% 10,456  ¤  ¤ 10,661
Total $ 51,274^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $457 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $51,200.

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Moderate Allocation Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 39,600 $ — $ 39,600
Bond Mutual Funds 25,045 — — 25,045
Common Stocks 77,648 23,112 75 100,835
Convertible Preferred Stocks — — 235 235
Equity Mutual Funds 14,990 — — 14,990
Preferred Stocks — 137 — 137
Short-Term Investments 10,661 — — 10,661
Securities Lending Collateral 578 — — 578
Options Purchased 10 35 — 45
Total Securities 128,932 62,884 310 192,126
Swaps* — 43 — 43
Forward Currency Exchange Contracts — 1 — 1
Futures Contracts* 17 — — 17
Total $ 128,949 $ 62,928 $ 310 $ 192,187
Liabilities
Options Written $ — $ 74 $ — $ 74
Futures Contracts* 3 — — 3
Total $ 3 $ 74 $ — $ 77
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Moderate Allocation Portfolio

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E304-054Q1 03/24